Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended																					12 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended								9 Months Ended	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012		Jan. 30, 2011		Jan. 31, 2010		Feb. 01, 2009	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014		Jan. 30, 2011 12.0% Senior Notes due September 1, 2014		Oct. 28, 2012 13.5% Senior Subordinated Notes due 2015		Oct. 15, 2012 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015		Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015	Oct. 28, 2012 14.875% Senior Notes due 2020		Jan. 30, 2011 Maximum	Jan. 31, 2010 Maximum	Aug. 30, 2007 Hds Investment Holding Incorporated	Jan. 31, 2010 Hds Investment Holding Incorporated	Oct. 28, 2012 Home Depot Incorporated	Oct. 30, 2011 Home Depot Incorporated	Oct. 28, 2012 Home Depot Incorporated	Oct. 30, 2011 Home Depot Incorporated	Jan. 29, 2012 Home Depot Incorporated	Jan. 30, 2011 Home Depot Incorporated	Jan. 31, 2010 Home Depot Incorporated	Oct. 28, 2012 Crown Bolt	Jan. 29, 2012 Crown Bolt	Jan. 30, 2011 Crown Bolt	Jan. 31, 2010 Crown Bolt	Jan. 30, 2011 Crown Bolt Minimum	Jan. 30, 2011 Crown Bolt Maximum	Oct. 28, 2012 Equity Sponsors	Oct. 30, 2011 Equity Sponsors	Oct. 28, 2012 Equity Sponsors	Oct. 30, 2011 Equity Sponsors	Jan. 29, 2012 Equity Sponsors	Jan. 30, 2011 Equity Sponsors	Jan. 31, 2010 Equity Sponsors	Oct. 28, 2012 Equity Sponsors Other Indebtedness	Jan. 29, 2012 Equity Sponsors 12.0% Senior Notes due September 1, 2014	Jan. 29, 2012 Equity Sponsors 13.5% Senior Subordinated Notes due 2015	Oct. 28, 2012 Equity Sponsors 13.5% Senior Subordinated Notes due 2015 13.5% Senior Subordinated Notes	Oct. 28, 2012 Equity Sponsors 14.875% Senior Notes due 2020 14.875% Senior Notes	Oct. 28, 2012 Equity Sponsors Annual	Jan. 29, 2012 Equity Sponsors Annual
Related Party Transaction [Line Items]
Acquisition of intellectual property and outstanding common stock of HD Supply, cash paid to Home Depot			$ 985	$ 23	$ 23																							$ 8,200	$ 22
Acquisition of intellectual property and outstanding common stock of HD Supply, stock issued to Home Depot																												12.50%
Acquisition of intellectual property and outstanding common stock of HD Supply, stock issued paid to Home Depot																												325
Amount of products sold																														68	66	211	193	275	299	290											3	3	3
Accounts receivable from sale of products																														26		26		45	27
Products purchased from Home depot	1,530	1,358	4,308	3,848	5,014		4,608		4,545																									1	1	1
Home Depot strategic purchase agreement with Crown Bolt, date																																					Jan. 31, 2015	Jan. 31, 2015
Net book value of strategic purchase agreement																																					50				257	401
Net book value of goodwill	3,279	3,151	3,279	3,151	3,151		3,150		3,149	[1]	3,368																										215		20	12
Sponsor Management Fee and related expense	1	1	4	4	5		5		5																																		1	1	4	4	5	5	5						5	5
Management agreement																																													2017-08		2017-08
Equity Sponsors beneficially owned amount	6,915		6,915		5,462	[2]	5,249	[2]				2,500	[2]	2,500	[2]	1,819			1,820	[2]	1,597	[2]		784																											833	713
Equity Sponsors beneficially owned percentage																																																			33.00%	39.00%	39.00%
Cost of purchased product																																															61	46	60
Rents paid																										1	1
Prepaid rent																										1	1
Notes owned by affiliates of the Equity Sponsors beneficially, outstanding principal																																																		$ 42			$ 713	$ 813
Notes owned by affiliates of the Equity Sponsors beneficially, interest rate												12.00%	[3]	12.00%		13.50%	[3]	13.50%	13.50%	[3]	13.50%		13.50%	14.88%	[3]																												13.50%	14.875%

[1]	Does not sum due to rounding
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.
[3]	Represents the stated rate of interest, without including the effect of discounts or premiums.